Goodwill and Inatangible Assets (Details) - USD ($) $ in Thousands					1 Months Ended
	Feb. 04, 2021	Feb. 03, 2021	Feb. 02, 2021	Jan. 07, 2021	Dec. 30, 2021	Mar. 31, 2021	Jan. 04, 2021
Goodwill and Inatangible Assets (Details) [Line Items]
Charging robotics purchased				$ 75
Virtual conferences and development services	$ 1,500
Revenues earned, percentage	8.00%
Description of amendment					As per the amendment, instead of USD 1,500, the Company will pay in exchange for the license an aggregate amount of USD 1,800, and the repayment term is to be extended to a period of three years, in monthly installments of approximately USD 50 each.
intangible asset related amount						$ 87
Pro and Purex [Member]
Goodwill and Inatangible Assets (Details) [Line Items]
Intangible assets							$ 1,311
Goodwill							$ 688
Whoobli [Member]
Goodwill and Inatangible Assets (Details) [Line Items]
Trademarks products sold			$ 4,000
Inventory, total			$ 350
Useful life of intangible asset			10 years
Wellted [Member]
Goodwill and Inatangible Assets (Details) [Line Items]
Trademarks products sold			$ 250
Inventory, total			$ 55
Useful life of intangible asset			10 years
Pet-Evo [Member]
Goodwill and Inatangible Assets (Details) [Line Items]
Trademarks products sold		$ 450
Inventory, total		$ 35
Useful life of intangible asset		10 years